SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION (Details) - USD ($)	Nov. 30, 2021	May 31, 2021	May 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Operating lease ROU assets – net	$ 3,087,387	$ 3,797,527	$ 4,770,280
Current operating lease liabilities, included in current liabilities	1,399,186	1,466,409	1,288,216
Noncurrent operating lease liabilities, included in long-term liabilities	1,799,273	2,431,144	3,482,064
Total operating lease liabilities	$ 3,198,459	$ 3,897,553	$ 4,770,280